LONG-TERM LOANS FROM OTHERS (Schedule of Long-Term Loans from Others) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term loans	$ 1,968	$ 937
Less - current maturities	685	12
Long-term loans from shareholders and others	1,301	925
In NIS linked to CPI [Member]
Interest rate	4.00%	4.00%
Long-term loans	384	169
In NIS linked to CPI [Member] | Minimum [Member]
Interest rate		2.10%
In NIS linked to CPI [Member] | Maximum [Member]
Interest rate		5.48%
In EURO [Member]
Long-term loans	9	31
In EURO [Member] | Minimum [Member]
Interest rate	8.00%	8.00%
In EURO [Member] | Maximum [Member]
Interest rate	16.00%	16.00%
In USD [Member]
Long-term loans	737	737
In USD [Member] | Minimum [Member]
Interest rate	2.85%	3.00%
In USD [Member] | Maximum [Member]
Interest rate	4.00%	4.00%
In Other Currencies [Member]
Long-term loans	$ 838
In Other Currencies [Member] | Minimum [Member]
Interest rate	16.00%
In Other Currencies [Member] | Maximum [Member]
Interest rate	17.00%